Loans receivable on nonaccrual status as of March 31, 2021 and December 31, 2020 are summarized as follows: (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	$ 5,355	$ 5,548
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	5,293	5,083
Commercial Borrower [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	50	453
Commercial Borrower [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	2,125	2,225
Real Estate Investment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	54	57
Residential Real Estate [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	3,027	2,700
Farmland [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	87	101
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Nonaccrual	$ 12	$ 12